Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of other provisions [line items]
Provisions, Beginning balance	£ 4,134
Additions	1,975
Amounts utilised	(2,214)
Unused amounts reversed	(346)
Exchange and other movements	(6)
Provisions, Ending balance	3,543
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	385
Additions	81
Amounts utilised	(210)
Unused amounts reversed	(33)
Exchange and other movements	2
Provisions, Ending balance	225
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	206
Additions	163
Amounts utilised	(124)
Unused amounts reversed	(85)
Exchange and other movements	(1)
Provisions, Ending balance	159
Undrawn contractually committed facilities and guarantees [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	67
Additions	73
Amounts utilised	(1)
Unused amounts reversed	(60)
Exchange and other movements	0
Provisions, Ending balance	79
Payment protection insurance redress [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	1,979
Additions	709
Amounts utilised	(1,094)
Unused amounts reversed	0
Exchange and other movements	12
Provisions, Ending balance	1,606
Other customer redress [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	712
Additions	369
Amounts utilised	(345)
Unused amounts reversed	(83)
Exchange and other movements	(14)
Provisions, Ending balance	639
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	455
Additions	398
Amounts utilised	(341)
Unused amounts reversed	(55)
Exchange and other movements	(22)
Provisions, Ending balance	435
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	330
Additions	182
Amounts utilised	(99)
Unused amounts reversed	(30)
Exchange and other movements	17
Provisions, Ending balance	£ 400